SCHEDULE OF OTHER NON CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment of commercial properties ()	[1]		¥ 78,000		¥ 78,000
Impairment loss for long-lived assets		¥ (26,090)	(26,090)
Subtotal			51,910		51,910
- Unsecured ()	[2]		40,000		36,530
Long-term receivables from disposal of a subsidiary (Note 6)			9,137		6,337
Others			5,308		4,806
Less: allowance for credit losses			(28,305)		(7,564)
Total other non-current assets			¥ 78,050	$ 13,159	¥ 92,019

[1]	In 2020, the Group purchased commercial properties from a third party and paid the full amount in advance with consideration of US$ 11.25 million (equivalent RMB 78,000). As of December 31, 2025, the properties are under construction and expected to be handed over to the Group by the end of 2028.
[2]	As of December 31, 2025, two loan receivables, with total amount of RMB 40,000, would be collected within one year according repayment schedule in loan agreement, which were classified as prepaid expense and other current assets (Note 6).